Notes Payable (Details) $ in Thousands											1 Months Ended											3 Months Ended				6 Months Ended		12 Months Ended
	Oct. 17, 2024 USD ($)	Oct. 17, 2024 SGD ($)	Dec. 28, 2022 USD ($)	Dec. 28, 2022 SGD ($)	Apr. 27, 2021 USD ($)	Apr. 27, 2021 SGD ($)	Apr. 01, 2021 USD ($)	Apr. 01, 2021 SGD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 SGD ($)	Dec. 31, 2025 USD ($)	Feb. 28, 2025 USD ($)	Feb. 28, 2025 SGD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2024 SGD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 SGD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 SGD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 SGD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2024 SGD ($)	Mar. 31, 2026 SGD ($)	Jan. 31, 2026 USD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 SGD ($)	Jul. 31, 2022 USD ($)	Jul. 31, 2022 SGD ($)	Jun. 28, 2022 USD ($)	Jun. 28, 2022 SGD ($)	Apr. 27, 2021 SGD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 SGD ($)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 SGD ($)
Notes Payable [Line Items]
Loan principal amount																												$ 14,272	$ 18,430
Aggregate credit limit																																						$ 976	$ 1,400
Recourse accounts receivable																												8,900	$ 11,492	$ 6,756	$ 9,060
Available under the recourse receivables purchase facility																								$ 3,823				3,823					$ 4,937
Repayments
Loan																												$ 142,581		154,846
Subsidiary Primech A&P [Member]
Notes Payable [Line Items]
Loan principal amount																				$ 3,711	$ 5,000
Loan bears interest rate																				2.00%	2.00%
Monthly instalments																				$ 77	$ 104
Remaining balance of loan																														932					$ 1,250
Convertible Promissory Notes [Member]
Notes Payable [Line Items]
Loan principal amount											$ 4,000
Loan bears interest rate											7.00%
CPN amount																																		$ 2,000
Bank Overdrafts [Member]
Notes Payable [Line Items]
Net amount due														$ 6,488	$ 8,700
Hong Kong and Shanghai Banking Corporation [Member]
Notes Payable [Line Items]
Aggregate credit limit																																				$ 5,819	$ 7,842
Net amount due																										$ 1,239	$ 1,600
Bears interest rate per annum																												0.50%	0.50%
Total interest rate																								5.50%				5.50%					5.50%
Balance of overdraft facilities																								$ 5,923				$ 5,923					$ 7,648
Unutilized under the overdraft facility																								1,804				1,804					2,652
Loan paid																												271	$ 350
Bridge Loan [Member]
Notes Payable [Line Items]
Tangible net																								$ 7,000				$ 7,000					$ 10,000,000
One Term Loan Facility [Member] | Hong Kong and Shanghai Banking Corporation [Member]
Notes Payable [Line Items]
Aggregate credit limit																																								$ 976	$ 1,400
Net amount due																														348	467
Bears interest rate per annum																												4.16%	4.16%
Loan paid																		$ 242	$ 330											258	350
Instalments																												$ 20	$ 29
Bears interest at the rate																								3.00%				3.00%					3.00%
Term loan facility			$ 293	$ 400
One Term Loan Facility [Member] | SORA [Member] | Hong Kong and Shanghai Banking Corporation [Member]
Notes Payable [Line Items]
Average rate percentage																								1.16%				1.16%					1.16%
Two Term Loan Facility [Member] | Hong Kong and Shanghai Banking Corporation [Member]
Notes Payable [Line Items]
Instalments																												$ 7	$ 9
Primech A&P [Member]
Notes Payable [Line Items]
Net amount due																						$ 1,162	$ 1,500	$ 2,556	$ 3,300
Terms of agreement																																													$ 2,968	$ 4,000
Discount charge based on SIBOR																																													3.00%	3.00%
Discount charges rate amount																$ 4,474	$ 6,000
Bank’s cost of funds																1.50%	1.50%
Bank’s cost funds rate																												1.16%	1.16%
Bank’s cost funds total rate																								2.66%				2.66%					2.66%
Primech A&P [Member] | One Term Loan Facility [Member]
Notes Payable [Line Items]
Net amount due																													$ 175
Primech A&P [Member] | One Term Loan Facility [Member] | Hong Kong and Shanghai Banking Corporation [Member]
Notes Payable [Line Items]
Net amount due																												$ 90	$ 117
Primech A&P [Member] | Two Office Units [Member]
Notes Payable [Line Items]
Bears interest rate per annum																												2.96%	2.96%
Unutilized under the overdraft facility					$ 6,705																																					$ 9,035
Loan paid																												$ 210	$ 270	167	225
Average rate percentage																								1.16%				1.16%					1.16%
Cash consideration					1,692	$ 2,280
Interest rate, percentage																								1.80%				1.80%					1.80%
Loan outstanding																								$ 4,293				$ 4,293		$ 4,336			$ 5,544		$ 5,814
Primech A&P [Member] | Two Office Units [Member] | Hong Kong and Shanghai Banking Corporation [Member]
Notes Payable [Line Items]
Loan					$ 5,013	$ 6,755
Maint Kleen [Member]
Notes Payable [Line Items]
Terms of agreement																																											$ 1,336	$ 1,800
Discount charge based on SIBOR																																											3.00%	3.00%
Discount charges rate amount																$ 746	$ 1,000
Bank’s cost funds rate																1.50%	1.50%											1.16%	1.16%
Bank’s cost funds total rate																								2.66%				2.66%					2.66%
Available under the recourse receivables purchase facility																								$ 4,153				$ 4,153					$ 5,363
CSG Industries Pte Ltd [Member]
Notes Payable [Line Items]
Total interest rate																														5.80%					5.80%
Interest acquired							80.00%	80.00%
Loan paid									$ 346	$ 468
Instalments																														$ 3		$ 4
Aggregate credit limit							$ 384	$ 530
Repayments																														34	46
Outstanding under the loan																														$ 27					$ 36
CSG Industries Pte Ltd [Member] | Commercial Financing Rate [Member]
Notes Payable [Line Items]
Bear interest rate																								0.75%				0.75%		5.05%			0.75%		5.05%
Primech A&P Obtained [Member]
Notes Payable [Line Items]
Net amount due																														$ 89	119
Loan paid																												$ 85	$ 110
Primech A&P Obtained [Member] | One Term Loan Facility [Member]
Notes Payable [Line Items]
Net amount due																												136	9	130	175
Bears interest rate per annum	4.16%	4.16%
Loan paid																												47	$ 60	81	110
Instalments	$ 4	$ 5
Repayments																														47	60
Bears interest at the rate	3.00%	3.00%
Average rate percentage	1.16%	1.16%
Term loan facility	$ 373	$ 500
Drawdown												$ 134	$ 180
Primech A&P Obtained [Member] | One Term Loan Facility [Member] | Hong Kong and Shanghai Banking Corporation [Member]
Notes Payable [Line Items]
Net amount due																												$ 7
Repayments																														$ 4	$ 5